Inventory	12 Months Ended
Dec. 31, 2021
Inventory

8.	Inventory

	December 31,
	2021	2020
	$	$
Work in process	73	21
	73	21

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

The Company recognized $nil of inventory costs and $nil as impairment in inventory in the consolidated statement of comprehensive loss for the year ended December 31, 2021 (2020 - $1,980 and $131, respectively and 2019 - $101 and $106, respectively).